UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Sector Omega ASA
Address:                  Filipstad Brygge 2, P.O. Box 1994 Vika
                          Oslo, Norway 0125

Form 13F File Number:     28-13611


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

/s/Tonje Vegarud            Oslo, Norway             February 10, 2011

Report Type (Check only one):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                            0

Form 13F Information Table Entry Total:                      22

Form 13F Information Table Value Total:    $182,761 (thousands)

List of Other Included Managers:  None

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
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Column 1                      Column 2       Column 3   Column 4            Column 5       Column 6    Column 7      Column 8
                                                                   Shares or
                              Title of                    Value    Principal SH/ PUT/  Investment   Other     Voting Authority
Name of Issuer                 Class          Cusip     (x$1,000)   Amount   PRN CALL  Discretion  Managers   Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW              COM            166764100    27,565    302,081  SH           SOLE       NONE    302,081
MARATHON OIL CORP             COM            565849106    20,174    544,798  SH           SOLE       NONE    544,798
HESS CORP                     COM            42809H107    17,052    222,787  SH           SOLE       NONE    222,787
BP PLC                        SPONSORED ADR  055622104    16,235    367,564  SH           SOLE       NONE    367,564
SCHLUMBERGER LTD              COM            806857108    14,589    174,714  SH           SOLE       NONE    174,714
TRANSOCEAN LTD                REG SHS        H8817H100    14,277    205,397  SH           SOLE       NONE    205,397
ANADARKO PETE CORP            COM            032511107    14,189    186,299  SH           SOLE       NONE    186,299
BAKER HUGHES INC              COM            057224107    13,760    240,691  SH           SOLE       NONE    240,691
CAMERON INTERNATIONAL CORP    COM            13342B105    11,778    232,180  SH           SOLE       NONE    232,180
HALLIBURTON CO                COM            406216101    11,033    270,225  SH           SOLE       NONE    270,225
COBALT INTL ENERGY INC        COM            19075F106     9,947    814,692  SH           SOLE       NONE    814,692
PETROHAWK ENERGY CORP         COM            716495106     8,737    478,716  SH           SOLE       NONE    478,716
MURPHY OIL CORP               COM            626717102       499      6,700  SH           SOLE       NONE      6,700
ROWAN COS INC                 COM            779382100       415     11,879  SH           SOLE       NONE     11,879
SUPERIOR ENERGY SVCS INC      COM            868157108       403     11,525  SH           SOLE       NONE     11,525
PATTERSON UTI ENERGY INC      COM            703481101       383     17,753  SH           SOLE       NONE     17,753
HOLLY CORP                    COM PAR $0.01  435758305       357      8,754  SH           SOLE       NONE      8,754
NATIONAL OILWELL VARCO INC    COM            637071101       316      4,705  SH           SOLE       NONE      4,705
HELIX ENERGY SOLUTIONS GRP I  COM            42330P107       286     23,558  SH           SOLE       NONE     23,558
MCDERMOTT INTL INC            COM            580037109       262     12,640  SH           SOLE       NONE     12,640
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103       257      7,189  SH           SOLE       NONE      7,189
OIL STS INTL INC              COM            678026105       247      3,848  SH           SOLE       NONE      3,848

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